Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2024
Dividend rate on convertible exchangeable preferred stock	6.00%
6% Convertible Exchangeable Preferred Stock [Member]
Dividend rate on convertible exchangeable preferred stock	6.00%